Document and Entity Information	0 Months Ended
Dec. 19, 2014
Risk/Return:
Document Type	497
Document Period End Date	Dec. 19, 2014
Registrant Name	MFS SERIES TRUST XIII
Central Index Key	0000356349
Amendment Flag	false
Document Creation Date	Dec. 19, 2014
Document Effective Date	Dec. 19, 2014
Prospectus Date	Jun. 28, 2014
MFS Global Real Estate Fund | A
Risk/Return:
Trading Symbol	MGLAX
MFS Global Real Estate Fund | B
Risk/Return:
Trading Symbol	MGLDX
MFS Global Real Estate Fund | C
Risk/Return:
Trading Symbol	MGLCX
MFS Global Real Estate Fund | I
Risk/Return:
Trading Symbol	MGLIX
MFS Global Real Estate Fund | R1
Risk/Return:
Trading Symbol	MGLJX
MFS Global Real Estate Fund | R2
Risk/Return:
Trading Symbol	MGLKX
MFS Global Real Estate Fund | R3
Risk/Return:
Trading Symbol	MGLLX
MFS Global Real Estate Fund | R4
Risk/Return:
Trading Symbol	MGLMX
MFS Global Real Estate Fund | R5
Risk/Return:
Trading Symbol	MGLRX